PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Sensitivity Analysis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (12,590)	$ (11,157)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	15,637	13,812
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	3,491	2,891
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,588)	$ (3,155)